EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Representative Warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

Warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

Schedule of Representative's warrants and warrants activities

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2022	—	—
Issued	150,000	$7.50
Exercised	—	—
Forfeited or expired	—	—
Outstanding as of December 31, 2022	150,000	$7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	$17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	959,371	$17.28	4.35